Accounts and notes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts and notes payable
Payables related to service fees and incentives to drivers	¥ 2,465,919		¥ 3,306,362
Payables related to driver management fees	155,279		157,421
Other accounts payable	204,124		439,707
Notes payable	44,724		721,463
Total	¥ 2,870,046	$ 416,118	¥ 4,624,953